PREMIER [Member] Average Annual Total Returns - PREMIER - PREMIER	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.16%	2.62%
Performance Inception Date			Jul. 26, 2019